Inventories (Predecessor) (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2014 Bunkers	Mar. 31, 2014 Victualing	Mar. 31, 2014 Bonded stores	Mar. 31, 2014 Lubricants	Mar. 31, 2014 Communication cards	Mar. 31, 2013 Predecessor	Mar. 31, 2013 Predecessor Bunkers	Mar. 31, 2013 Predecessor Victualing	Mar. 31, 2013 Predecessor Bonded stores	Mar. 31, 2013 Predecessor Lubricants	Mar. 31, 2013 Predecessor Communication cards
Inventories
Inventories	$ 1,058,329	$ 596,768	$ 83,840	$ 15,354	$ 358,381	$ 3,986	$ 1,708,241	$ 1,200,591	$ 64,969	$ 16,924	$ 418,987	$ 6,770